March 3, 1999



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: The Dreyfus/Laurel Funds, Inc.
       Registration Statement File No. 33-16338
      CIK No. 819940

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendments, Post Effective Amendment No. 69 and 70 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 25, 1999 and February 26, 1999, respectively.


                                                 Very truly yours,


                                                 /s/ Shari Confalone

cc: Thomas Leahey
    Jeff Prusnofsky